BlackRock Advantage Global Fund, Inc.

BlackRock Advantage U.S. Total Market Fund, Inc.

BlackRock Asian Dragon Fund, Inc.

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM

BlackRock Advantage Emerging Markets Fund

BlackRock Advantage International Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Small Cap Core Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Alternative Capital Strategies Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Energy & Resources Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock Global Long/Short Equity Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

BlackRock International Dividend Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Real Estate Securities Fund

BlackRock Short Obligations Fund

BlackRock Tactical Opportunities Fund

BlackRock Technology Opportunities Fund

BlackRock Total Emerging Markets Fund

BlackRock Total Factor Fund

iShares Developed Real Estate Index Fund

iShares Edge MSCI Min Vol EAFE Index Fund

iShares Edge MSCI Min Vol USA Index Fund

iShares Edge MSCI Multifactor Intl Index Fund

iShares Edge MSCI Multifactor USA Index Fund

iShares Edge MSCI USA Momentum Factor Index Fund

iShares Edge MSCI USA Quality Factor Index Fund

iShares Edge MSCI USA Size Factor Index Fund

iShares Edge MSCI USA Value Factor Index Fund

iShares MSCI Asia ex Japan Index Fund

iShares MSCI Developed World Index Fund

iShares Municipal Bond Index Fund

iShares Russell Mid-Cap Index Fund

iShares Russell Small/Mid-Cap Index Fund

iShares Short-Term TIPS Bond Index Fund

iShares Total U.S. Stock Market Index Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock Dynamic High Income Portfolio

BlackRock Emerging Markets Bond Fund

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Emerging Markets Local Currency Bond Fund

BlackRock Floating Rate Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Funds III

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

BlackRock Funds VI

BlackRock CoreAlpha Bond Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

iShares Russell 2000 Small-Cap Index Fund

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Event Driven Equity Fund

BlackRock Large Cap Focus Growth Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

FDP Series, Inc.

FDP BlackRock Capital Appreciation Fund

FDP BlackRock CoreAlpha Bond Fund

FDP BlackRock Equity Dividend Fund

FDP BlackRock International Fund

Managed Account Series

BlackRock U.S. Mortgage Portfolio

Managed Account Series II

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 6, 2018 to the Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each SAI is amended as follows:

The sections entitled “Rights of Accumulation” and “Letter of Intent” in the section entitled “Purchase of Shares—Reduced Initial Sales Charges” in Part II of each Fund’s SAI are deleted in their entirety and replaced with the following:

Rights of Accumulation. Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A, Investor A1, Investor B, Investor C, Investor C1, Investor C2, Investor C3, Investor P, Institutional and Class K Shares in most BlackRock Funds and the investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares. Certain Funds employ a “passive” management approach and attempt to match the performance of a target index as closely as possible before the deduction of Fund expenses (“Index Funds”). Although Investor A Shares of Index Funds generally are not subject to a sales charge, an investor’s existing Investor A, Investor A1, Investor C, Investor C1, Investor C2, Investor C3, Investor P, Institutional and Class K Shares in the Index Funds may be combined with the amount of an investor’s current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge.

Letter of Intent. An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor C, Investor P, Institutional and/or Class K Shares and/or make an investment through the BlackRock CollegeAdvantage 529 Program in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund. The market value of current holdings in the BlackRock Funds (including Investor A, Investor B, Investor C, Investor P, Institutional and Class K Shares and the BlackRock CollegeAdvantage 529 Program Class A and Class C Units) as of the date of commencement that are eligible under the Right of Accumulation may be counted towards the sales charge reduction. The investor must notify the Fund of (i) any current holdings in the BlackRock Funds and/or the BlackRock CollegeAdvantage 529 Program that should be counted towards the sales charge reduction and (ii) any subsequent purchases that should be counted towards the Letter of Intent. During the term of the Letter of Intent, the Fund will hold Investor A Shares and/or Investor P Shares, as applicable, representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares and/or Investor P Shares, as applicable, held in escrow to pay the difference.

The first paragraph of the section entitled “Purchase of Shares—Reduced Initial Sales Charges—Other” in Part II of each Fund’s SAI is deleted in its entirety and replaced with the following:

Other. The following persons may also buy Investor A or Investor P Shares without paying a sales charge: (a) certain employer-sponsored retirement plans (for purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs); (b) rollovers of current investments through certain employer-sponsored retirement plans provided the shares are transferred to the same BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Fund; or purchases by IRA programs that are sponsored by financial intermediary firms provided the financial intermediary firm has entered into a Class A or Investor P Net Asset Value agreement, as applicable, with respect to such program with the Distributor; (c) insurance company separate accounts; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund; (e) persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution; (f) financial intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee; (g) state sponsored 529 college savings plans; and (h) persons involuntarily liquidated from a Fund, who within 60 days of liquidation buy new shares of another BlackRock Fund (but only up to the amount that was liquidated). The following persons associated with the Funds, the Fund’s Manager, Sub-Advisers, Transfer Agent, Distributor, fund accounting agents, Barclays PLC and their affiliates may buy Investor A or Investor P Shares of each of the Funds without paying a sales charge to the extent permitted by these firms including: (a) officers, directors and partners; (b) employees and retirees; (c) employees or registered representatives of firms who have entered into selling agreements to distribute shares of BlackRock-advised funds; (d) immediate family members of such persons (“immediate family members” shall be defined as the investor, the investor’s spouse or domestic partner, children, parents and siblings); and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d). Investors who qualify for any of these exemptions from the sales charge should purchase Investor A or Investor P Shares. In addition, a sales charge waiver may be available for investors exchanging Investor A Shares of one BlackRock Fund for Investor P Shares of another BlackRock Fund, or exchanging Investor P Shares of one BlackRock Fund for Investor A Shares of another BlackRock Fund, through an intermediary-processed exchange, provided that the investor had previously paid a sales charge with respect to such shares. The availability of Investor A or Investor P Shares sales charge waivers may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

Shareholders should retain this Supplement for future reference.

SAI-AI-0818SUP